Other assets (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Amortization of intangible assets	CAD 1,990	CAD 3,648	CAD 3,276
Prepaid lease payments	1,834	1,953
Intangible assets	3,174	4,385
Deferred financing costs	930	2,205
Deferred lease inducement assets	1,070	1,212
Total other assets, noncurrent	CAD 7,008	CAD 9,755